Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of due to officers

	September 30,	December 31,
	2023	2022
	(Unaudited)
Ralph Hofmeier:
Unsecured advances due to officer	$15,288	$56,400
Accrued salaries	148,452	86,265
Total due to Ralph Hofmeier	163,740	142,665

Irma Velazquez:
Unsecured advances due to officer	8,153	10,393
Accrued salaries	146,402	69,434
Total due to Irma Velazquez	154,555	79,827
Total amounts due to officers	$318,295	$222,492

	December 31,	December 31,
	2022	2021
Ralph Hofmeier:
Unsecured advances due to officer	$56,400	$—
Accrued salaries	86,265	17,485
Total due to Ralph Hofmeier	142,665	17,485

Irma Velazquez:
Unsecured advances due to officer	10,393	—
Accrued salaries	69,434	—
Total due to Irma Velazquez	79,827	—
Total amounts due to officers	$222,492	$17,485